Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Compensation
Schedule of assumptions used to estimate the fair value of options

	For the years ended December 31,
	2020	2021	2022
Risk-free interest rates	0.62%-1.13%	1.31%-1.69%	1.52%-4.08%
Expected volatility	43.89%-46.68%	46.28%-46.87%	46.29%-50.26%
Expected dividend yield	0%	0%	0%
Exercise multiple	2.80	2.80	2.80
Post-vesting forfeit rate	0%	0%	0%
Fair value of underlying ordinary shares	$8.9450-$34.1350	$22.0375-$46.5375	$10.6625-$17.8550
Fair value of share option	$8.9385-$34.1285	$22.0310-$46.5310	$10.6560-$17.8485

Schedule of recognized share-based compensation expenses

	For the years ended
	December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Costs of revenues	32,291	26,624	33,788	4,899
Sales and marketing expenses	1,093,547	1,612,219	2,158,676	312,979
General and administrative expenses	966,985	792,421	3,004,327	435,586
Research and development expenses	1,520,220	2,343,466	2,521,574	365,594
	3,613,043	4,774,730	7,718,365	1,119,058

RSU
Share-Based Compensation
Schedule of Group's share-based compensation activities

		Weighted
	Number of	average grant
	RSUs	date fair value
		US$
Outstanding as of December 31, 2021	41,518,464	19.0563
Granted	59,628,020	13.0177
Vested	(15,453,196)	14.7922
Forfeited	(3,708,800)	18.1311
Outstanding as of December 31, 2022	81,984,488	15.5100

Stock option
Share-Based Compensation
Schedule of Group's share-based compensation activities

					Weighted
		Weighted	Weighted		average
		average	average	Aggregate	remaining
	Number of	exercise	grant date	intrinsic	contractual
	share options	price	fair value	value	term
		US$	US$	US$	Years
Outstanding as of December 31, 2021	720,003,536	0.0065	4.0216	10,489,372	6.07
Granted	23,652,900	0.0065	13.4311
Forfeited	(6,342,000)	0.0065	8.7834
Exercised	(225,682,548)	0.0065	2.1461
Outstanding as of December 31, 2022	511,631,888	0.0065	5.2248	10,427,570	15.44
Vested and expected to vest as of December 31, 2022	511,631,888	0.0065	5.2248	10,427,570	15.44
Exercisable as of December 31, 2022	442,371,733	0.0065	3.5480	9,015,978	15.03